18. COMMITMENTS AND CONTINGENCIES (Details) (USD $)	Dec. 31, 2013
Future Minimum Payments, Year Ending December 31
2014	$ 749
2015	543
2016	217
2017	15
2018	0
After 2018	0
Total	$ 1,524